Sale of RPK (Tables)	12 Months Ended
Dec. 31, 2025
Sale of RPK [Abstract]
Schedule of Consolidated Statements of Loss and Comprehensive Loss

The Company recognized a gain on sale of subsidiary of $198,780 in the consolidated statements of loss and comprehensive loss. The gain on sale was computed as follows:

Cash received	$2,000,000
Finder’s fee – transaction cost	(446,250)
Consideration received, net	$1,553,750

Cash	$105,175
Accounts receivable (note 7)	158,812
Inventory (note 9)	895,715
Prepayments	33,762
Property, plant and equipment, net (note 10)	1,769,221
Intangible licenses (note 12)	3,783,117
Accounts payable	(2,016,744)
Bank loans (note 15)	(3,374,088)
Net assets sold	$1,354,970

Gain on sale of subsidiary	$198,780